Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

August 18, 2014

VIA EDGAR	Lindsey Coffey
Securities and Exchange Commission	T +1 212 596 9821
100 F Street, N.E.	F +1 646 728 2573
Washington, DC 20549-1090	lindsey.coffey@ropesgray.com

Re:  Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

On behalf of Schroder Series Trust (the “Trust”), we are filing today pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 80 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed in connection with a definitive proxy statement, which is also being filed with the Securities and Exchange Commission today on behalf of Schroder Broad Tax-Aware Value Bond Fund (the “Fund”), a series of the Trust, and to make certain other updating changes.  No information contained herein is intended to amend or supersede any prior filing relating to any other series or class of shares of the Trust.  Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective sixty days after filing.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (212) 596-9821.

Regards,

/s/ LINDSEY COFFEY
Lindsey Coffey, Esq.